Property, plant and equipment - Text details (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [Abstract]
Land	€ 50	€ 73
Finance lease assets included in property, plant and equipment	281	271
Operating lease payments for sale-and-leaseback arrangements	€ 31	€ 32